Offerings - Offering: 1	Apr. 23, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	11,314,000
Proposed Maximum Offering Price per Unit	7.74
Maximum Aggregate Offering Price	$ 87,570,360
Fee Rate	0.01531%
Amount of Registration Fee	$ 13,408
Offering Note
(1)Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also registers an indeterminate number of additional shares that may be issued pursuant to the above-named plans as the result of any future stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock.

(2)This estimate is made pursuant to Rule 457 of the Securities Act solely for purposes of calculating the registration fee. The Proposed Maximum Offering Price Per Share is $7.74 which is the average of the high and low prices for the registrant’s common stock as reported on The Nasdaq Capital Market LLC on April 17, 2025.

(3)The Registrant does not have any fee offsets.